Trade payables, net	9 Months Ended
Sep. 30, 2022
Disclosure Of Trade And Other Payables Text Block Abstract
Trade payables, net
13	Trade payables, net

		As of
	Notes	September 30, 2022	December 31, 2021
Product suppliers		7,664	6,422
Service providers		838	74
Service providers - related parties	9.1	25	22
Suppliers – Acquisition of Extra Hiper stores	13.2	1,911	-
Bonuses from suppliers	13.1	(471)	(576)
Total		9,967	5,942
Current		9,263	5,942
Non-current		704	-

13.1	Bonuses from suppliers

These include commercial agreements and discounts obtained from suppliers. These amounts are defined in agreements and include discounts for purchase volume, joint marketing programs, freight reimbursements, and other similar programs. The receipt occurs by deducting trade notes payable to suppliers, according to conditions established in the supply agreements, so that the financial settlements occur for the net amount.

13.2	Suppliers - Acquisition of Extra Stores

As mentioned in note 1.1, in September 2022, GPA concluded the assignment of its receivables on the sale of Extra stores to the Company with a financial institution corresponding to the installments due between 2023 and 2024. The Company’s management, as the consenting party of the operation, evaluated the contractual terms of the assignment of receivables and in accordance with IAS 1 - Presentation of financial statements, concluded that there was no modification in the conditions originally contracted with the GPA, maintaining the characteristic of the terms, and the payments of the installments will be made directly by the Company to the financial institution, maintaining the same due dates and interest previously agreed with GPA. Therefore, Management concluded that the characteristic of the operation was maintained as accounts payable for the acquisition of the commercial points of the Extra Hiper stores.